Summary of Significant Accounting Policies (Additional Information) (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) SEGMENT	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivable	$ 7,800		$ 7,800		$ 1,000	$ 7,200
Allowance for doubtful accounts	4,000		4,000		100	1,400
Bad deb, Write-offs	0	$ 0	0	$ 0	4,900	1,000	$ 100
Inventory write down					$ 5,000	2,100	1,600
Number of operating segments | SEGMENT					2
Number of reportable segments | SEGMENT					2
Advertisement expenses					$ 247,300	180,700	$ 37,500
Tax benefit percent under tax receivable agreement					85.00%
Acquisition of noncontrolling interests from Business Transaction						32,700
Gross proceeds						20,200
Recognized operating lease assets								$ 6,600
Total operating lease liabilities					$ 22,596			8,100
Right of use assets adjusted balance								1,500
Useful life					3 years
Distribution Partners
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivable	12,100		12,100		$ 11,700	14,500
Allowance for doubtful accounts	$ 5,000		$ 5,000		$ 3,600	1,600
Class A Common Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion Basis					one-to-one
Hoya Intermediate, LLC | Redeemable Noncontrolling Interests [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage					40.50%
Other Current Liabilities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total operating lease liabilities								$ 3,000
Covid-19
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts receivable					$ 18,900	$ 9,500